Segment - Schedule of Revenues by Major Products and Activities (Detail) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
United States Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	$ 2,266	$ 1,896	$ 1,892	$ 1,677	$ 7,731	$ 7,003
Europe Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	1,344	1,146	1,163	1,184	4,837	4,525
International Markets Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	601	591	578	581	2,351	2,352
Canada
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	99	106	99	89	393	449
Generic products | United States Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	667	839	884	747	3,138	3,155
Generic products | Europe Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	938	886	909	932	3,664	3,466
Generic products | International Markets Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	506	470	478	477	1,932	1,980
Generic products | Canada
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	86	89	84	77	337	394
AJOVY | United States Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	57	56	52	46	211	210
AJOVY | Europe Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	45	41	39	36	160	124
AJOVY | International Markets Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	19	18	14	13	63	42
AJOVY | Canada
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	6	6	5	3	20	7
AUSTEDO | United States Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	408	339	308	170	1,225	963
AUSTEDO | Canada
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	0	0	0	0	0	0
BENDEKA and TREANDA | United States Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	52	56	67	62	237	309
BENDEKA and TREANDA | Canada
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	1	1	1	1	4	7
COPAXONE | United States Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	72	98	56	71	297	359
COPAXONE | Europe Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	56	55	60	59	231	268
COPAXONE | International Markets Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	12	16	17	17	63	64
COPAXONE | Canada
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	5	5	8	5	23	28
Respiratory products | Europe Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	70	61	66	68	265	273
Anda | United States Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	394	367	392	424	1,577	1,471
Anda | Canada
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	0	0	0	0	0	0
Other | United States Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	616	142	131	158	1,047	536
Other | Europe Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	234	104	89	89	516	393
Other | International Markets Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	64	87	69	74	293	266
Other | Canada
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	$ 1	$ 4	$ 1	$ 2	$ 9	$ 13